SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Sep. 30, 2024
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Estimated useful lives (in years)
Plant and Machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 months
Plant and Machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	60 months
Computer and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 months
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 months
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 months